Convertible Loans (Tables)	6 Months Ended
Nov. 30, 2016
Convertible Loans [Abstract]
Schedule of outstanding convertible notes
Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Amount of Note	Repayments / Conversions	Principal Balance 11/30/2016
Crown Bridge Partners, LLC (1)	2/16/2016	2/16/2017	8%	$ 40,000	$ (40,000)	$ -
Crown Bridge Partners, LLC (2)	4/19/2016	4/19/2017	8%	30,000	(4,004)	25,996
Adar Bays, LLC (2)	5/9/2016	5/9/2017	8%	30,000	(3,000)	27,000
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	-	30,000
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	-	77,750
JSJ Investments Inc.	6/2/2016	2/26/2017	8%	55,000	-	55,000
Black Forest Capital LLC	6/14/2016	6/14/2017	8%	80,000	-	80,000
Total				$ 342,750	$ (47,004)	$ 295,746
(1)	This Note was repaid in full with cash on July 14, 2016.
(2)	Reductions are conversions to stock.

Summary of the activity of the debt discount
Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Amount of Note	Debt Discount	Net Principal Balance 11/30/2016
Crown Bridge Partners, LLC (1)	2/16/2016	2/16/2017	8%	$40,000	$(40,000)	$—
Crown Bridge Partners, LLC	4/19/2016	4/19/2017	8%	25,996	(7,821)	18,175
Adar Bays, LLC	5/9/2016	5/9/2017	8%	27,000	(10,159)	16,841
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	(13,151)	16,849
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	(20,282)	57,468
JSJ Investments Inc.	6/2/2016	2/26/2017	8%	55,000	(34,554)	20,446
Black Forest Capital LLC	6/14/2016	6/14/2017	8%	80,000	(42,959)	37,041
Total				$335,746	$(168,926)	$166,820

(1)	This Note was repaid in full on July 14, 2016.

Summary of the activity of the derivative liability
Balance at May 31, 2016	$510,596
Increase to derivative due to new issuances	396,005
Decrease due to debt settlement	(71,192)
Derivative (gain) due to mark to market adjustment	(433,697)
Balance at November 30, 2016	$401,712